Deposits	12 Months Ended
Dec. 31, 2011
Time Deposits [Abstract]
Deposits
Note E - Deposits

Following is a summary of interest-bearing deposits at December 31:

	2011	2010
NOW accounts	$101,907	$101,833
Savings and Money Market	200,072	191,916
Time:
In denominations under $100,000	126,705	156,694
In denominations of $100,000 or more	121,059	152,389
Total time deposits	247,764	309,083
Total interest-bearing deposits	$549,743	$602,832
Following is a summary of total time deposits by remaining maturity at December 31, 2011:

2012	$141,710
2013	68,183
2014	25,710
2015	6,401
2016	4,833
Thereafter	927
Total	$247,764
Brokered deposits, included in time deposits, were $31,271 and $36,272 at December 31, 2011 and 2010, respectively.